Common Stock	12 Months Ended
Dec. 31, 2023
Common Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Common Stock
8. Common Stock
As of December 31, 2023 and 2022, the Company has 23,500,000 shares of $0.0001 par value common stock authorized. The voting, dividend, and liquidation rights of the holders of the Company’s common stock are subject to and qualified by the rights, powers and preferences of the holders of the Convertible Preferred Stock set forth above and as designated by resolution of the Board of Directors. Each share of common stock entitles the holder to one vote, together with the holders of the Convertible Preferred Stock, on all matters submitted to the stockholders for a vote. The holders of common stock are entitled to receive dividends, if any, as declared by the Company’s Board of Directors, subject to the preferential dividend rights of Convertible Preferred Stock.
As of December 31, 2023, the Company has reserved 3,583,937 shares of its common stock to provide for exercise of outstanding stock options, and the future issuance of common stock options and restricted stock awards under the 2018 Stock Incentive Plan and 14,222,580 at December 31, 2023, and 2022 to provide for the potential conversion of shares of Convertible Preferred Stock into common stock.